24. Measures in the Argentine economy	12 Months Ended
Dec. 31, 2020
Measures In Argentine Economy
Measures in the Argentine economy

During December 2019, the Central Bank of Argentina (“BCRA”) issued Communication “A” 6854 and “A” 6856 whereby the regulations on Abroad and Exchange Rate issued by BCRA were extended, which included regulations on exports, imports and, especially, the previous BCRA’s authorization to access the foreign Exchange market for the transference of profits and dividends.

Afterwards, the BCRA issued Communication “A” 7030 -in force as from May 29, 2020- setting forth the following measures to be taken into account regarding exchange matters:

a)	Access to the Foreign Exchange Market for the payment of imports of goods and services, profits and dividends, commercial interests, capital interests and interests from financing activities, acquisition of external assets by legal entities, among others, shall need the previous authorization from BCRA, except if the following can be put on record -in return format-:

i.	That the totality of their holdings are in local financial entities and that they do not have net external assets available (e.g., government securities, shares not listed, demand accounts, etc.).

ii.	That they commit to settle in the Foreign Exchange Market, within 5 working days of their availability, those funds received abroad originated in the collection of loans granted to third parties, the collection of a term deposit or the sale of any kind of asset, provided the asset was acquired, the deposit was made or the loan granted after May 28, 2020.

b)	A previous authorization shall be required to BCRA for the payment of imports of goods (whether advanced or deferred) until June 30, 2020, taking into account the exceptions mentioned in the communication.

c)	BCRA’s previous consent shall be required -until June 30, 2020- for the access to the Foreign Exchange Market for the settlement of capital services of financial indebtedness with foreign parties when the creditor is a counterpart related to the debtor.

d)	The restriction to access the Foreign Exchange Market is extended to 90 previous days and 90 subsequent days if the operations of purchase and sale of government securities were settled in foreign currency or through transference abroad, which was set forth by Communication “A” 7001.

Afterwards, BCRA issued Communication “B” 12020 whereby it communicated the standardized procedure to facilitate and speed up the treatment of requests of previous consent to access the Foreign Exchange Market to pay imports of goods, in accordance with supplementary Communications “A” 7001 and 7030.

On June 25, 2020, BCRA issued Communication “A” 7052 whereby it extended until July 31, 2020 the term described in the foregoing paragraphs b) and c) and established that the following shall be exempted from BCRA’s previous authorization: all deferred or on demand payments of imports of goods corresponding to operations shipped as from July 1, 2020 or those that having been shipped before did not arrived to the country before that date.

Through successive communications, being Communication “A” 7151 the last one, the provisions on the foregoing paragraphs b) and c) are still in force, the last extension being until June 30, 2021.

In force as from September 16, 2020, Communication “A” 7106, issued by the BCRA, established, among other measures referred to human persons, the need for refinancing the international financial indebtedness for those loans from the non-financial private sector with a creditor not being a related counterparty of the debtor expiring between October 15, 2020 and March 31, 2021. The affected legal entities were to submit before the Central Bank a refinancing plan under certain criteria: that the net amount for which the foreign exchange market was to be accessed in the original terms did not exceed 40% of the capital amount due for that period and that the remaining capital had been, as a minimum, refinanced with a new external indebtedness with an average life of 2 years. This point shall not be applicable when indebtedness is taken from international entities and official credit agencies, among others. On February 25, 2021, through Communication “A” 7230, BCRA broadened the regulation scope to all those debt installments higher than USD 2 million becoming due between April 1 and December 31, 2021. The effects of these regulations for the Company are described in Note 14.3.3.

Finally, through Communication “A” 7138, the BCRA established that as from October 16, 2020, debit operations for a daily amount equal or exceeding USD 50,000 or its equivalent shall be reported in the Advances Informative Regime for Foreign Exchange Operations and that the term stated in the regulation in force shall be fulfilled before accessing the Foreign Exchange Market.

Moreover, on December 23, 2019, Law no. 27,541 on “Social Solidarity and Production Reactivation within the Public Emergency framework” was published in the Official Gazette; and on December 28, Decree no. 99/2019 was issued with the regulations for the implementation of such law. The main measures in the law and its regulations affecting the tax regime and the energy market are the following:

Tax obligations

a)	Income tax

Law no. 27,430 had established that for the fiscal period commenced as from January 1, 2020, the corporate rate of income statement would be reduced from 30% to 25% and that the additional tax on dividends or profits distributed to human persons of Argentina and abroad would increase from 7% to 13%. Law no. 27,541 cancels that rate change and keeps the original 30% and 7%, up to the fiscal periods commencing January 1, 2021 inclusive.

b)	Tax on an inclusive and supportive Argentina (“impuesto PAIS” [Country tax])

With emergency character and for the term of five fiscal periods, a tax with a 30% rate is established on the operations related to the acquisition of foreign currency for saving, purchase of goods and services in foreign currency and international transport of passengers. Such tax extends to all residents of Argentina, whether human persons or business entities. The tax does not have the character of payment on account of any tax.

Energy Market

The Law enables the Executive Branch to keep electricity and natural gas rates under federal jurisdiction and to commence a re-negotiation process for the revision of the integral rate in force or to start an extraordinary revision as from the Law’s entering into force date and for a maximum term of 180 days tending to a reduction in the rate charge on homestead, stores and industries for year 2020. Exercising delegated powers, the Argentine Government announced the cancellation of all electricity and natural gas rate update for the 180 days stated in the Law; this cancellation was subsequently extended for another 180 days through Decree No. 543/2020. In that sense, on February 27, 2020, Resolution No. 31 issued by the Secretariat of Energy was published, which resolution is described in Note 1.2.f).

It is important to highlight the fact that these measures affect sales on the spot market, but do not affect the agreements signed by the Group with CAMMESA or other companies, which establish the applicable rate table.